UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — December 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|12

Annual report

Putnam VT American Government Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

With the uncertainty around the U.S. “fiscal cliff” diminished, investors now have some measure of clarity heading into 2013. Of course, challenges remain, including the upcoming debate over the debt ceiling at the end of March. Still, the significant risks — the fiscal cliff, a “hard landing” in China, and the dissolution of the European Union — have abated in the past few months.

Clarity and greater certainty are positive developments for investors. Markets worldwide are starting to recognize that macroeconomic data are beginning to stabilize and even exhibit nascent signs of growth. As the investment climate slowly improves, it is important for you to rely on the expertise of your financial advisor, who can help you work toward your financial goals.

We would like to take this opportunity to announce the arrival of two new Trustees, Liaquat Ahamed and Katinka Domotorffy, CFA, to your fund’s Board of Trustees. Mr. Ahamed, who in 2010 won the Pulitzer Prize for History with his book, Lords of Finance: The Bankers Who Broke the World, also serves on the Board of Aspen Insurance and the Board of the Rohatyn Group, an emerging-market fund complex that manages money for institutional investors.

Ms. Domotorffy, who until year-end 2011 was a Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management, currently serves as a member of the Anne Ray Charitable Trust’s Investment Committee, Margaret A. Cargill Philanthropies, and director for Reach Out and Read of Greater New York, an organization dedicated to promoting early childhood literacy.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/12)

Investment objective

High current income with preservation of capital as its secondary objective

Net asset value December 31, 2012

Class IA: $10.19	Class IB: $10.15

Total return at net asset value

			Barclays
			Government
(as of 12/31/12)	Class IA shares*	Class IB shares*	Bond Index

1 year	2.16%	1.85%	2.02%

5 years	40.60	38.82	29.00
Annualized	7.05	6.78	5.23

10 years	68.41	64.07	57.70
Annualized	5.35	5.08	4.66

Life	119.81	113.12	113.21
Annualized	6.29	6.03	6.04

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	16.2%

Aaa	103.9%

Not rated	–20.1%

Allocations are represented as a percentage of the fund’s net assets as of 12/31/12. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 12/31/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch Ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT American Government Income Fund 1

Report from your fund’s manager

What was the investment environment like for government securities during the 12 months ended December 31, 2012?

Amid the crosscurrents of falling interest rates and the ebb and flow of global macroeconomic worries, U.S. government securities posted moderate returns during the past year, with the benchmark Barclays Government Bond Index advancing 2.02%. Accommodative monetary policy in major global economies helped foster an environment in which risk taking was rewarded. Thus, bonds in sectors with greater credit or market risk than U.S. Treasuries — the so-called “spread sectors” — outperformed government securities. Treasuries and government agency securities were hampered during periods when rising interest rates and improving global economic sentiment tempered demand for their higher-quality characteristics. For the year, agency mortgage-backed securities [agency pass-throughs] outpaced Treasuries, largely as a result of demand growth in anticipation of further purchases of agency pass-throughs by the Federal Reserve Board under the new “QE3” program.

What strategies helped the fund outperform its benchmark?

Our strategy of combining lower-coupon agency pass-throughs with interest-only collateralized mortgage obligations [IO CMOs] was quite helpful. Lower-coupon pass-throughs are backed by mortgages with relatively low interest rates, which tend to have a smaller chance of being refinanced, particularly if rates rise. By blending these securities with IO CMOs, we were able to synthetically create higher-yielding positions that outperformed higher-coupon Ginnie Mae bonds. Security selection among agency pass-throughs also aided the fund’s relative performance, especially our choice of securities issued after the deadline of a federal government program aimed at streamlining mortgage refinancings, which would have hurt relative performance as a result of greater numbers of mortgage prepayments.

What factors hampered the fund’s relative performance?

Our cautious approach toward interest-rate risk — keeping the fund’s duration shorter than that of the benchmark — hurt our performance versus the benchmark. This positioning ended up detracting because interest rates, while volatile throughout the period, finished the period lower across the yield curve.

How did you use derivatives during the year?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another — to take tactical positions at various points along the yield curve. We also used these swaps and “swaptions” — which give us the option to enter into swap contracts — to hedge against the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your near-term outlook?

Our near-term outlook for the U.S. economy is for continued steady growth. While we do not anticipate a significant economic slowdown, there are a handful of issues that could potentially derail the recovery, particularly the pending debt-ceiling negotiations and discussions surrounding any spending cuts associated with the “fiscal cliff.” That said, in our view, the United States continues to be among the most attractive developed bond markets relative to the other options available. We continue to believe interest rates will be unlikely sources of significant returns in the near term, but we think there is ample opportunity for our investment process to add value.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund is also managed by Daniel S. Choquette, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT American Government Income Fund

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT American Government Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2012, to December 31, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/12		for the 6 months ended 12/31/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.12	$4.38	$3.15	$4.42

Ending value
(after expenses)	$1,004.90	$1,004.00	$1,022.02	$1,020.76

Annualized
expense ratio†	0.62%	0.87%	0.62%	0.87%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT American Government Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT American Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT American Government Income Fund (the “fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2013

Putnam VT American Government Income Fund 5

The fund’s portfolio 12/31/12

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (74.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (16.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to July 20, 2036	$176,008	$198,979
6s, with due dates from April 15, 2028
to November 20, 2038	536,514	596,971
5 1/2s, April 20, 2038	864,420	951,267
5s, with due dates from July 20, 2033 to
July 20, 2039	1,829,148	2,000,398
3s, TBA, January 1, 2043	14,000,000	14,882,657

		18,630,272
U.S. Government Agency Mortgage Obligations (57.9%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to July 1, 2031	62,575	73,309
7s, with due dates from November 1, 2026
to May 1, 2032	635,586	726,644
5 1/2s, December 1, 2033	79,021	86,411
3s, TBA, January 1, 2043	1,000,000	1,045,313

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to November 1, 2030	35,777	41,836
7s, with due dates from December 1, 2028
to December 1, 2035	880,486	1,005,000
6 1/2s, September 1, 2036	31,381	34,921
5s, February 1, 2039	129,343	139,953
4 1/2s, April 1, 2041	154,634	167,265
4s, with due dates from June 1, 2042
to November 1, 2042	16,509,923	18,350,716
3s, TBA, February 1, 2043	10,000,000	10,457,812
3s, TBA, January 1, 2043	33,000,000	34,585,552

		66,714,732
Total U.S. government and agency mortgage
obligations (cost $84,694,614)		$85,345,004

U.S. TREASURY OBLIGATIONS (26.9%)*	Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023	$990,000	$1,419,489
4 1/2s, August 15, 2039 # ##	7,201,000	9,541,897

U.S. Treasury Notes
0 5/8s, May 31, 2017	8,927,000	8,941,576
0 1/4s, August 31, 2014	11,010,000	11,013,010
0 1/4s, May 31, 2014	3,000	3,001

Total U.S. treasury obligations (cost $29,914,961)		$30,918,973

MORTGAGE-BACKED SECURITIES (19.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (19.1%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037	$38,322	$60,964
IFB Ser. 2979, Class AS, 23.507s, 2034	47,048	62,306
IFB Ser. 3072, Class SM, 23.03s, 2035	115,673	183,368
IFB Ser. 3072, Class SB, 22.884s, 2035	94,281	148,868
IFB Ser. 3065, Class DC, 19.233s, 2035	419,613	658,008
IFB Ser. 2990, Class LB, 16.412s, 2034	118,648	166,334
IFB Ser. 4074, Class US, IO, 6.441s, 2042	1,174,897	213,773
IFB Ser. 3940, Class PS, IO, 6.441s, 2040	1,298,776	178,322
IFB Ser. 3919, Class TS, IO, 6.441s, 2030	991,545	152,281

MORTGAGE-BACKED SECURITIES (19.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
IFB Ser. 4105, Class HS, IO, 6.391s, 2042	$828,567	$179,932
IFB Ser. 3803, Class SP, IO, 6.391s, 2038	1,472,399	125,154
IFB Ser. 4009, Class SG, IO, 6.341s, 2042	760,271	120,218
IFB Ser. 3232, Class KS, IO, 6.091s, 2036	801,384	92,159
IFB Ser. 4112, Class SC, IO, 5.941s, 2042	1,865,807	298,531
IFB Ser. 4105, Class LS, IO, 5.941s, 2041	341,034	65,025
IFB Ser. 3751, Class SB, IO, 5.831s, 2039	1,995,004	279,756
IFB Ser. 4052, Class LS, IO, 5.791s, 2042	1,582,543	250,449
IFB Ser. 4012, Class SM, IO, 5.741s, 2042	682,201	113,737
IFB Ser. 3852, Class SG, 4.821s, 2041	779,329	813,199
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,018,741	144,661
Ser. 4125, Class HI, IO, 4 1/2s, 2042	1,180,154	187,373
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,622,623	199,112
Ser. 3747, Class HI, IO, 4 1/2s, 2037	106,852	8,150
Ser. 4116, Class MI, IO, 4s, 2042	1,891,812	258,148
Ser. 4090, Class BI, IO, 4s, 2042	503,105	54,516
Ser. 4026, Class JI, IO, 4s, 2041	651,962	66,500
Ser. 4019, Class JI, IO, 4s, 2041	1,688,765	219,033
Ser. 3756, Class IG, IO, 4s, 2037	3,691,217	246,093
Ser. 4077, Class AI, IO, 3s, 2027	1,221,759	129,018
Ser. 3835, Class FO, PO, zero %, 2041	1,782,881	1,491,665
Ser. 3300, PO, zero %, 2037	20,266	18,911
FRB Ser. 3326, Class WF, zero %, 2035	8,359	8,025

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036	107,116	202,023
IFB Ser. 06-8, Class HP, 23.798s, 2036	110,720	187,356
IFB Ser. 05-45, Class DA, 23.651s, 2035	166,960	277,297
IFB Ser. 07-53, Class SP, 23.431s, 2037	138,386	223,908
IFB Ser. 08-24, Class SP, 22.514s, 2038	610,994	977,598
IFB Ser. 05-122, Class SE, 22.366s, 2035	143,727	218,348
IFB Ser. 05-75, Class GS, 19.621s, 2035	141,508	207,436
IFB Ser. 05-106, Class JC, 19.474s, 2035	120,688	192,819
IFB Ser. 05-83, Class QP, 16.849s, 2034	54,493	76,002
IFB Ser. 11-4, Class CS, 12.481s, 2040	335,509	403,897
IFB Ser. 12-96, Class PS, IO, 6.49s, 2041	893,637	171,811
IFB Ser. 10-119, Class PS, IO, 6.49s, 2030	1,104,780	183,648
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042	2,077,213	361,082
IFB Ser. 10-135, Class SP, IO, 6.39s, 2040	1,333,317	228,624
IFB Ser. 12-3, Class SD, IO, 6.3s, 2042	1,193,081	210,149
IFB Ser. 11-27, Class AS, IO, 6.27s, 2041	928,258	133,465
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042	1,903,781	317,494
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042	431,332	75,595
Ser. 409, Class 82, IO, 4 1/2s, 2040	1,114,298	147,191
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	613,910	91,964
Ser. 12-96, Class PI, IO, 4s, 2041	1,618,979	210,694
Ser. 409, Class C16, IO, 4s, 2040	1,531,330	154,409
FRB Ser. 03-W8, Class 3F2, 0.56s, 2042	10,559	10,342
FRB Ser. 07-95, Class A3, 0.46s, 2036	1,868,618	1,691,099
Ser. 08-53, Class DO, PO, zero %, 2038	161,935	141,891
Ser. 07-44, Class CO, PO, zero %, 2037	68,862	62,350
Ser. 1988-12, Class B, zero %, 2018	1,585	1,490

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041	718,737	1,156,713
IFB Ser. 10-158, Class SD, 14.368s, 2040	209,000	307,380
IFB Ser. 11-70, Class WS, 9.279s, 2040	360,000	429,170
IFB Ser. 11-72, Class SE, 7.127s, 2041	1,341,000	1,454,954
IFB Ser. 11-81, Class SB, IO, 6.496s, 2036	1,598,117	272,399
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035	512,720	66,654
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040	1,514,226	245,320
IFB Ser. 10-115, Class TS, IO, 5.889s, 2038	1,490,440	214,400

6 Putnam VT American Government Income Fund

MORTGAGE-BACKED SECURITIES (19.1%)* cont.	Principal amount		Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 10-61, Class SJ, IO, 5.841s, 2040		$742,035	$130,509
IFB Ser. 11-70, Class SN, IO, 5.691s, 2041		259,000	64,411
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		1,036,377	155,975
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		1,731,017	282,372
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		936,835	83,097
Ser. 10-116, Class QI, IO, 4s, 2034		1,393,993	89,707
Ser. 11-116, Class BI, IO, 4s, 2026		3,575,184	356,303
Ser. 11-70, PO, zero %, 2041		2,686,711	2,210,411
Ser. 10-151, Class KO, PO, zero %, 2037		155,866	142,103
Ser. 06-36, Class OD, PO, zero %, 2036		7,577	7,042
			22,022,491

Total mortgage-backed securities (cost $21,081,078)			$22,022,491

REPURCHASE AGREEMENT (11.0%)*	Principal amount		Value

Interest in $130,000,000 joint tri-party
repurchase agreement dated 12/31/12 with BNP
Paribas due 1/2/13 — maturity value
of $12,662,141 for an effective yield of 0.20%
(collateralized by various mortgage backed
securities with coupon rates ranging from 4.00%
to 5.00% and due dates ranging from 4/15/39
to 10/20/41, valued at $132,600,000)	$12,662,000		$12,662,000

Total repurchase agreement (cost $12,662,000)			$12,662,000

PURCHASED SWAP OPTIONS
OUTSTANDING (0.2%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration date/	Contract
Floating rate index/Maturity date	strike	amount	Value

Barclays Bank PLC
(2)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2	$13,273,000	$96,588

1.5/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.5	13,273,000	16,060

Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	11,937,000	31,872

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	6,988,000	18,169

Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	11,937,000	31,872

1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	31,706,000	32

Goldman Sachs International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	11,937,000	31,872

(2)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2	1,456,000	10,469

1.5/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.5	1,456,000	1,762

1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	31,706,000	32

JPMorgan Chase Bank N.A.
(2)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2	1,613,000	11,595

1.5/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.5	1,613,000	1,952

1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	31,706,000	32

Total purchased swap options outstanding (cost $579,475)			$252,307

SHORT-TERM INVESTMENTS (17.6%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.14% L	14,138,443		$14,138,443

SSgA Prime Money Market Fund 0.08% P		180,000	180,000

Fannie Mae discount notes with an effective
yield of 0.124%, March 13, 2013	$2,000,000		1,999,806

Straight-A Funding, LLC 144A commercial
paper with an effective yield of 0.178%,
February 5, 2013		1,000,000	999,825

SHORT-TERM INVESTMENTS (17.6%)* cont.	Principal amount/shares	Value

Straight-A Funding, LLC 144A commercial
paper with an effective yield of 0.178%,
January 14, 2013	$2,500,000	$2,499,838

U.S. Treasury Bills with an effective yield
of 0.159%, July 25, 2013 # ## §	500,000	499,646

Total short-term investments (cost $20,317,157)		$20,317,558

Total investments (cost $169,249,285)		$171,518,333

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $115,123,322.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

E Extended settlement date on premium.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $65,859,455 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/12	contracts	Value	date	(depreciation)

U.S. Treasury Note
2 yr (Long)	53	$11,684,844	Mar-13	$3,212

U.S. Treasury Note
5 yr (Long)	95	11,819,336	Mar-13	(4,634)

Total				$(1,422)

Putnam VT American Government Income Fund 7

WRITTEN SWAP OPTIONS
OUTSTANDING at 12/31/12	Expiration date/	Contract
(premiums $133,441)	strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	$3,466,000	$22,529

1.75/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	3,466,000	61,002

Total			$83,531

E Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/12 (proceeds receivable	Principal	Settlement
$18,839,062)	amount	date	Value

Federal National Mortgage Association, 3s,
January 1, 2043	$18,000,000	1/14/13	$18,864,844

Total			$18,864,844

8 Putnam VT American Government Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$6,990,900 E	$(105,912)	3/20/23	1.75%	3 month	$(28,313)
				USD-LIBOR-BBA

Barclays Bank PLC
61,337,000 E	68,175	3/20/15	0.45%	3 month	20,333
				USD-LIBOR-BBA

1,881,000 E	49,564	3/20/43	3 month USD-LIBOR-BBA	2.60%	(27,030)

9,849,000 E	111,790	3/20/23	3 month USD-LIBOR-BBA	1.75%	2,466

4,532,000 E	17,312	3/20/18	3 month USD-LIBOR-BBA	0.90%	16,904

258,000 E	(12,977)	3/20/43	2.60%	3 month	(2,472)
				USD-LIBOR-BBA

1,622,000 E	(453)	3/20/15	3 month USD-LIBOR-BBA	0.45%	811

3,151,000 E	(54,101)	3/20/23	1.75%	3 month	(19,125)
				USD-LIBOR-BBA

Citibank, N.A.
182,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	5,358

667,000 E	(4,302)	3/20/23	1.75%	3 month	3,102
				USD-LIBOR-BBA

667,000 E	6,470	3/20/23	3 month USD-LIBOR-BBA	1.75%	(934)

Credit Suisse International
2,869,000 E	(25,969)	3/20/23	1.75%	3 month	5,876
				USD-LIBOR-BBA

10,395,000 E	108,640	3/20/23	3 month USD-LIBOR-BBA	1.75%	(6,746)

3,210,000 E	(3,151)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(648)

9,894,000 E	(607)	3/20/18	0.90%	3 month	283
				USD-LIBOR-BBA

939,000 E	(24,738)	3/20/43	2.60%	3 month	13,498
				USD-LIBOR-BBA

Deutsche Bank AG
4,193,000 E	37,265	3/20/23	3 month USD-LIBOR-BBA	1.75%	(9,277)

362,000 E	(283)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(316)

Goldman Sachs International
4,797,000 E	51,680	3/20/23	3 month USD-LIBOR-BBA	1.75%	(1,569)

3,902,000 E	(1,580)	3/20/15	3 month USD-LIBOR-BBA	0.45%	1,465

410,000 E	20,342	3/20/43	3 month USD-LIBOR-BBA	2.60%	3,646

JPMorgan Chase Bank N.A.
17,153,000 E	(107,328)	3/20/23	1.75%	3 month	83,071
				USD-LIBOR-BBA

5,426,000 E	(10,155)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(10,644)

Royal Bank of Scotland PLC (The)
346,000 E	(2,433)	3/20/23	1.75%	3 month	1,411
				USD-LIBOR-BBA

Total					$51,150

E Extended effective date.

Putnam VT American Government Income Fund 9

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$1,362,700 E	$(12,342)	3/20/23	1.75%	3 month	$2,784
				USD-LIBOR-BBA

Total					$2,784

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$552,479	1/12/41	4.00% (1 month	Synthetic TRS Index	$122
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

412,084	1/12/41	4.00% (1 month	Synthetic TRS Index	91
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

Barclays Bank PLC
852,514	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,212)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

781,021	1/12/40	4.50% (1 month	Synthetic MBX Index	3,221
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

1,929,334	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,744)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

1,312,386	1/12/40	5.00% (1 month	Synthetic MBX Index	2,473
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,096,613	1/12/41	5.00% (1 month	Synthetic MBX Index	1,722
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

472,804	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(475)
		USD-LIBOR	4.00% 30 year Fannie
			Mae pools

5,041,817	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7,170)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

4,789,713	1/12/41	5.00% (1 month	Synthetic MBX Index	7,522
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

650,423	1/12/41	5.00% (1 month	Synthetic MBX Index	1,022
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

144,368	1/12/40	4.00% (1 month	Synthetic MBX Index	400
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

6,048,932	1/12/41	5.00% (1 month	Synthetic MBX Index	9,500
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

2,024,595	1/12/41	4.50% (1 month	Synthetic TRS Index	5,090
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

478,260	1/12/39	6.00% (1 month	Synthetic TRS Index	1,357
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

4,316,673	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,139)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

10 Putnam VT American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$3,609,196	1/12/41	5.00% (1 month	Synthetic MBX Index	$5,668
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,202,376	1/12/40	4.00% (1 month	Synthetic MBX Index	3,328
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

37,384	1/12/38	6.50% (1 month	Synthetic TRS Index	81
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

205,144	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(292)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

195,127	1/12/41	5.00% (1 month	Synthetic MBX Index	306
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

1,060,759	1/12/41	4.00% (1 month	Synthetic TRS Index	234
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

217,853	1/12/41	5.00% (1 month	Synthetic MBX Index	240
		USD-LIBOR)	5.00% 30 year Ginnie
			Mae II pools

1,821,877	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,591)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

1,604,138	1/12/41	4.00% (1 month	Synthetic TRS Index	354
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

138,171	1/12/40	5.00% (1 month	Synthetic MBX Index	260
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

633,675	1/12/40	4.50% (1 month	Synthetic MBX Index	2,613
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

2,059,889	1/12/41	5.00% (1 month	Synthetic MBX Index	3,235
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

33,700	1/12/40	5.00% (1 month	Synthetic MBX Index	64
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

108,804	1/12/40	5.00% (1 month	Synthetic MBX Index	205
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

78,955	1/12/40	5.00% (1 month	Synthetic MBX Index	149
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

Citibank, N.A.
197,729	1/12/41	5.00% (1 month	Synthetic MBX Index	311
		USD-LIBOR)	5.00% 30 year Fannie
			Mae pools

Credit Suisse International
256,090	1/12/41	4.00% (1 month	Synthetic TRS Index	56
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,116,007	1/12/41	4.00% (1 month	Synthetic TRS Index	246
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

412,084	1/12/41	4.00% (1 month	Synthetic TRS Index	91
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

Putnam VT American Government Income Fund 11

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International
$299,451	1/12/38	6.50% (1 month	Synthetic TRS Index	$647
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

1,049,768	1/12/38	6.50% (1 month	Synthetic TRS Index	2,268
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

809,869	1/12/38	6.50% (1 month	Synthetic TRS Index	1,750
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

606,427	1/12/41	4.00% (1 month	Synthetic TRS Index	134
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,017,268	1/12/38	6.50% (1 month	Synthetic TRS Index	2,198
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

1,075,058	1/12/41	4.00% (1 month	Synthetic TRS Index	237
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

557,678	1/12/41	4.00% (1 month	Synthetic TRS Index	123
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,770,530	1/12/41	4.50% (1 month	Synthetic TRS Index	4,451
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

252,237	1/12/41	4.50% (1 month	Synthetic TRS Index	634
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

502,709	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(505)
		USD-LIBOR	4.00% 30 year Fannie
			Mae pools

512,830	1/12/41	4.00% (1 month	Synthetic TRS Index	113
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,502,701	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,137)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

564,523	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(803)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

737,722	1/12/41	4.00% (1 month	Synthetic TRS Index	163
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,922,847	1/12/41	4.50% (1 month	Synthetic TRS Index	4,834
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

778,034	1/12/41	4.50% (1 month	Synthetic TRS Index	1,956
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

261,940	1/12/41	4.00% (1 month	Synthetic TRS Index	58
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

211,152	1/12/39	6.00% (1 month	Synthetic TRS Index	599
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

568,634	1/12/39	6.00% (1 month	Synthetic TRS Index	1,614
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

12 Putnam VT American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$257,390	1/12/41	4.00% (1 month	Synthetic TRS Index	$57
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

61,994	1/12/38	6.50% (1 month	Synthetic TRS Index	134
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

597,773	1/12/39	6.00% (1 month	Synthetic TRS Index	1,696
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

357,059	1/12/39	6.00% (1 month	Synthetic TRS Index	1,013
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

1,195,334	1/12/39	6.00% (1 month	Synthetic TRS Index	3,392
		USD-LIBOR)	6.00% 30 year Fannie
			Mae pools

240,087	1/12/38	6.50% (1 month	Synthetic TRS Index	519
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

706,523	1/12/41	4.00% (1 month	Synthetic TRS Index	156
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

986,012	1/12/41	4.00% (1 month	Synthetic TRS Index	217
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

549,628	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(552)
		USD-LIBOR	4.00% 30 year Fannie
			Mae pools

669,474	1/12/41	4.00% (1 month	Synthetic TRS Index	148
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

1,411,096	1/12/41	4.00% (1 month	Synthetic TRS Index	311
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

319,138	1/12/41	4.00% (1 month	Synthetic TRS Index	70
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

2,058,395	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,927)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

137,702	1/12/38	6.50% (1 month	Synthetic TRS Index	298
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

402,334	1/12/41	4.00% (1 month	Synthetic TRS Index	89
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

246,286	1/12/38	6.50% (1 month	Synthetic TRS Index	532
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

76,272	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(108)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

203,454	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(289)
		USD-LIBOR	6.50% 30 year Fannie
			Mae pools

239,147	1/12/38	6.50% (1 month	Synthetic TRS Index	517
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

478,107	1/12/38	6.50% (1 month	Synthetic TRS Index	1,033
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

Putnam VT American Government Income Fund 13

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Fixed payments	Total return	Unrealized
Swap counterparty/	Termination	received (paid) by	received by or	appreciation/
Notional amount	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$323,873	1/12/38	6.50% (1 month	Synthetic TRS Index	$700
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

172,644	1/12/38	6.50% (1 month	Synthetic TRS Index	373
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

1,150,462	1/12/38	6.50% (1 month	Synthetic TRS Index	2,486
		USD-LIBOR)	6.50% 30 year Fannie
			Mae pools

JPMorgan Chase Bank N.A.
1,208,177	1/12/41	4.50% (1 month	Synthetic TRS Index	3,037
		USD-LIBOR)	4.50% 30 year Fannie
			Mae pools

772,170	1/12/41	4.00% (1 month	Synthetic TRS Index	168
		USD-LIBOR)	4.00% 30 year Fannie
			Mae pools

Total				$60,742

14 Putnam VT American Government Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$22,022,491	$—

Purchased swap options outstanding	—	252,307	—

U.S. Government and Agency Mortgage Obligations	—	85,345,004	—

U.S. Treasury obligations	—	30,918,973	—

Repurchase agreement	—	12,662,000	—

Short-term investments	14,318,443	5,999,115	—

Totals by level	$14,318,443	$157,199,890	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,422)	$—	$—

Written swap options outstanding	—	(83,531)	—

TBA sale commitments	—	(18,864,844)	—

Interest rate swap contracts	—	(50,973)	—

Total return swap contracts	—	60,742	—

Totals by level	$(1,422)	$(18,938,606)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 15

Statement of assets and liabilities
12/31/12

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $142,448,842)	$144,717,890

Affiliated issuers (identified cost $14,138,443) (Notes 1 and 6)	14,138,443

Repurchase agreements (identified cost $12,662,000) (Note 1)	12,662,000

Interest and other receivables	568,906

Receivable for shares of the fund sold	40

Receivable for investments sold	5,297,533

Receivable for sales of delayed delivery securities (Note 1)	18,858,563

Receivable for variation margin (Note 1)	5,703

Unrealized appreciation on OTC swap contracts (Note 1)	246,910

Premium paid on OTC swap contracts (Note 1)	353,989

Total assets	196,849,977

Liabilities

Payable to custodian	17,809

Payable for investments purchased	593,796

Payable for purchases of delayed delivery securities (Note 1)	60,973,156

Payable for shares of the fund repurchased	198,936

Payable for compensation of Manager (Note 2)	39,645

Payable for custodian fees (Note 2)	16,602

Payable for investor servicing fees (Note 2)	9,645

Payable for Trustee compensation and expenses (Note 2)	61,696

Payable for administrative services (Note 2)	1,178

Payable for distribution fees (Note 2)	8,838

Unrealized depreciation on OTC swap contracts (Note 1)	135,018

Premium received on OTC swap contracts (Note 1)	471,238

Written options outstanding, at value (premiums $133,441) (Notes 1 and 3)	83,531

TBA sale commitments, at value (proceeds receivable $18,839,062) (Note 1)	18,864,844

Collateral on certain derivative contracts, at value (Note 1)	180,000

Other accrued expenses	70,723

Total liabilities	81,726,655

Net assets	$115,123,322

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$124,326,302

Undistributed net investment income (Note 1)	1,353,255

Accumulated net realized loss on investments (Note 1)	(12,962,665)

Net unrealized appreciation of investments	2,406,430

Total — Representing net assets applicable to capital shares outstanding	$115,123,322

Computation of net asset value Class IA

Net assets	$73,669,796

Number of shares outstanding	7,228,478

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.19

Computation of net asset value Class IB

Net assets	$41,453,526

Number of shares outstanding	4,082,295

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.15

The accompanying notes are an integral part of these financial statements.

16 Putnam VT American Government Income Fund

Statement of operations
Year ended 12/31/12

Investment income

Interest (including interest income of $20,164 from investments in affiliated issuers) (Note 6)	$3,529,349

Total investment income	3,529,349

Expenses

Compensation of Manager (Note 2)	505,029

Investor servicing fees (Note 2)	124,811

Custodian fees (Note 2)	52,993

Trustee compensation and expenses (Note 2)	11,286

Distribution fees (Note 2)	113,728

Administrative services (Note 2)	4,258

Auditing	68,157

Other	37,566

Total expenses	917,828

Expense reduction (Note 2)	(101)

Net expenses	917,727

Net investment income	2,611,622

Net realized gain on investments (Notes 1 and 3)	12,391,110

Net realized loss on swap contracts (Note 1)	(24,595,206)

Net realized loss on futures contracts (Note 1)	(708,654)

Net realized loss on written options (Notes 1 and 3)	(1,937,764)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	14,815,596

Net loss on investments	(34,918)

Net increase in net assets resulting from operations	$2,576,704

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 17

Statement of changes in net assets

	Year ended	Year ended
	12/31/12	12/31/11

Decrease in net assets

Operations:

Net investment income	$2,611,622	$4,024,555

Net realized gain (loss) on investments	(14,850,514)	18,196,924

Net unrealized appreciation (depreciation) of investments	14,815,596	(12,859,246)

Net increase in net assets resulting from operations	2,576,704	9,362,233

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(2,213,534)	(3,455,693)

Class IB	(1,160,598)	(1,924,735)

Net realized short-term gain on investments

Class IA	(10,140,287)	(1,721,017)

Class IB	(5,913,521)	(1,029,794)

From net realized long-term gain on investments

Class IA	(731,075)	(5,586,477)

Class IB	(426,342)	(3,342,746)

Increase in capital from settlement payments (Note 8)	—	411

Decrease from capital share transactions (Note 4)	(4,698,434)	(422,345)

Total decrease in net assets	(22,707,087)	(8,120,163)

Net assets:

Beginning of year	137,830,409	145,950,572

End of year (including undistributed net investment income of $1,353,255 and $4,225,379, respectively)	$115,123,322	$137,830,409

The accompanying notes are an integral part of these financial statements.

18 Putnam VT American Government Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/12	$11.91	.23	(.01)	.22	(.33)	(1.61)	(1.94)	—	$10.19	2.16	$73,670.64		.64	2.18	456

12/31/11	12.68	.36	.45	.81	(.51)	(1.07)	(1.58)	—[f,g]	11.91	7.09	85,901.61		.61	2.97	361

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60[h]	.60[h]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[i,j]	.60[i]	4.99[i]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[f,k]	11.27	.54	89,863	.62[i]	.62[i]	4.68[i]	128

Class IB

12/31/12	$11.87	.20	(.02)	.18	(.29)	(1.61)	(1.90)	—	$10.15	1.85	$41,454.89		.89	1.94	456

12/31/11	12.64	.32	.45	.77	(.47)	(1.07)	(1.54)	—[f,g]	11.87	6.79	51,930.86		.86	2.72	361

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[h]	.85[h]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89[i,j]	.85[i]	4.74[i]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[f,k]	11.23	.30	57,434	.87[i]	.87[i]	4.49[i]	128

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 19

Notes to financial statements 12/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through December 31, 2012.

Putnam VT American Government Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g. U.S. Treasury Bonds and Ginnie Mae mortgage-backed bonds), or by only the credit of a federal agency or government sponsored entity (e.g. Fannie Mae and Freddie Mac mortgage-backed bonds); and that have short to long-term maturities.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

20 Putnam VT American Government Income Fund

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swaps by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the contracts being exchange traded and the exchanges clearinghouse guaranteeing the contract from default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $541,196 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $433,180.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the

Putnam VT American Government Income Fund 21

SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2012, the fund had a capital loss carryover of $12,897,653 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$12,897,653	$—	$12,897,653	*

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,109,614 to decrease undistributed net investment income and $2,109,614 to decrease accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,669,677
Unrealized depreciation	(1,419,473)

Net unrealized appreciation	2,250,204
Undistributed ordinary income	1,413,997
Capital loss carryforward	(12,897,653)

Cost for federal income tax purposes	$169,268,129

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.1% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class IA	$79,269
Class IB	45,542

Total	$124,811

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $101 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $90, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees

22 Putnam VT American Government Income Fund

payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$113,728

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of U.S. government securities and agency obligations other than short-term investments and TBA transactions aggregated $416,896,128 and $424,756,893, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$221,329,550	$10,505,822

Options opened	132,578,345	6,326,278

Options exercised	(64,463,000)	(1,962,183)

Options expired	—	—

Options closed	(282,512,895)	(14,736,476)

Written options outstanding at the
end of the reporting period	$6,932,000	$133,441

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/12		Year ended 12/31/11		Year ended 12/31/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	462,262	$4,858,784	812,046	$9,708,693	572,856	$5,953,558	1,033,512	$12,335,457

Shares issued in connection with
reinvestment of distributions	1,313,745	13,084,896	956,728	10,763,187	754,574	7,500,461	560,755	6,297,275

	1,776,007	17,943,680	1,768,774	20,471,880	1,327,430	13,454,019	1,594,267	18,632,732

Shares repurchased	(1,758,658)	(18,791,202)	(1,848,770)	(22,223,245)	(1,620,120)	(17,304,931)	(1,450,434)	(17,303,712)

Net increase (decrease)	17,349	$(847,522)	(79,996)	$(1,751,365)	(292,690)	$(3,850,912)	143,833	$1,329,020

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$186,600,000

Written swap option contracts (contract amount)	$91,700,000

Futures contracts (number of contracts)	180

OTC Interest rate swap contracts (notional)	$592,400,000

Centrally Cleared Interest rate swap contracts (notional)	$300,000

OTC Total return swap contracts (notional)	$71,300,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation	$767,199*	depreciation	$590,076*

Total		$767,199		$590,076

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT American Government Income Fund 23

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(3,665,515)	$(708,654)	$(24,595,206)	$(28,969,375)

Total	$(3,665,515)	$(708,654)	$(24,595,206)	$(28,969,375)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$8,758,392	$302,121	$16,986,571	$26,047,084

Total	$8,758,392	$302,121	$16,986,571	$26,047,084

Note 6 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$20,368,789	$19,357,321	$25,587,667	$20,164	$14,138,443

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $321 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $90 related to the settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

24 Putnam VT American Government Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado.	SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board. Chairman of World Institute of Nuclear Security, a non-profit international non-governmental organization.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra	
Elizabeth T. Kennan Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system

Putnam VT American Government Income Fund 25

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2012, there were 109 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President and Treasurer	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments and	Putnam Investments and	Judith Cohen (Born 1945)
Putnam Management	Putnam Management	Vice President, Clerk, and Associate Treasurer
Since 1993
Robert R. Leveille (Born 1969)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer	Nancy E. Florek (Born 1957)
Since 2007	Since 2007	Vice President, Proxy Manager, Assistant
Chief Compliance Officer, Putnam	Director of Accounting & Control Services,	Clerk, and Associate Treasurer
Investments, Putnam Management, and	Putnam Management	Since 2000
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

26 Putnam VT American Government Income Fund

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Putnam VT American Government Income Fund 27

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28 Putnam VT American Government Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Elizabeth T. Kennan
Putnam Retail Management	Ropes & Gray LLP	Kenneth R. Leibler
One Post Office Square		Robert E. Patterson
Boston, MA 02109	Independent Registered	George Putnam, III
	Public Accounting Firm	Robert L. Reynolds
	PricewaterhouseCoopers LLP	W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT American Government Income Fund 29

This report has been prepared for the shareholders
of Putnam VT American Government Income Fund.

H500
279071 2/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2012	$60,234	$ —	$3,140	$281
December 31, 2011	$51,923	$--	$2,678	$ —

For the fiscal years ended December 31, 2012 and December 31, 2011, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $255,533 and $130,060 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2012	$ —	$147,500	$ —	$ —

December 31, 2011	$ —	$107,505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2013